INCOME TAXES (Details 5) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Financial assets available-for sale	$ (3,333)	$ (4,025)	$ (218)
Hedge of a net investment in foreign operations	(14,211)	(2,685)
Cash flow hedge	44	1,345
Total charge to other comprehensive income	(17,500)	(5,365)	(218)
Income tax relating to defined benefit obligation	(6)	1,090
Total charge to other comprehensive income	$ (6)	$ 1,090